SCHEDULE IV - Reinsurance	12 Months Ended
Dec. 31, 2024
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
SEC Schedule, 12-17, Insurance Companies, Reinsurance
FIDELIS INSURANCE HOLDINGS LIMITED AND SUBSIDIARIES
SCHEDULE IV - Reinsurance
For the years ended December 31, 2024, 2023 and 2022
(Expressed in millions of U.S. dollars)

	Direct premiums written	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2024
Insurance	$2,926.0	$1,488.1	$612.5	$2,050.4	29.9%
Reinsurance	2.1	520.4	862.5	344.2	250.6%
Total	2,928.1	2,008.5	1,475.0	2,394.6
2023
Insurance	2,488.6	1,079.9	471.8	1,880.5	25.1%
Reinsurance	0.6	362.5	618.0	256.1	241.3%
Total	2,489.2	1,442.4	1,089.8	2,136.6
2022
Insurance	2,087.7	787.6	325.3	1,625.4	20.0%
Reinsurance	(1.3)	372.1	606.4	233.0	260.3%
Total	$2,086.4	$1,159.7	$931.7	$1,858.4

See the Report of Independent Registered Public Accounting Firm